Goodwill and Other Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets		18 years
Goodwill And Other Intangible Assets (Additional Textual) [Abstract]
Amortization of intangible assets, excluding intangibles in other current assets		$ 96.6	$ 87.7	$ 73.4
Estimated amortization expense for year one		97.7
Estimated amortization expense for year two		96.5
Estimated amortization expense for year three		96.5
Estimated amortization expense for year four		95.9
Estimated amortization expense for year five		91.8
Impairment charges		0	4.6	17.6
Loss on divestiture	$ 11.3	$ 0	$ 11.3	$ 0
Customer and Contractual Relationships [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets		19 years
Finite-Lived Trademarks [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets		9 years
Patents And Technology [Member]
Goodwill and Other intangible assets (Textual) [Abstract]
Weighted-average useful life of the finite-lived intangible assets		13 years
Crisco Trademark [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Discount rate, effect of fifty basis point increase on fair value		50
Growth rate, effect of fifty basis point decrease on fair value		50
Percentage of total other indefinite-lived intangible assets		10.00%